Other Non-Current Assets - Schedule of other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Non-current restricted assets	$ 4,838	$ 1,964	$ 2,419
Non-current financial assets held at fair value through profit or loss	37,130	25,549	21,715
Non-current financial assets held at fair value through OCI	10,022	14,880	15,528
Total other non-current assets	$ 51,990	$ 42,393	$ 39,662